Statement of Changes in Stockholders' Equity (Deficit) (USD $)	Common Stock	Additional Paid-In Capital	Accum earnings (deficit)	Total
Beginning Balance, Amount at Dec. 31, 2010	$ 14,041	$ 905,964	$ (386,116)	$ 533,889
Beginning Balance, Shares at Dec. 31, 2010	14,041,236
Issuance of common stock, Amount	2,091	520,906		522,997
Issuance of common stock, Shares	2,091,470
Issuance of common stock in exchange for consulting services, Amount	91	45,159		45,250
Issuance of common stock in exchange for consulting services, Shares	90,500
Stock based compensation		149,727		149,727
Net loss			(827,168)	(827,168)
Ending Balance, Amount at Dec. 31, 2011	16,223	1,621,756	(1,213,284)	424,695
Ending Balance, Shares at Dec. 31, 2011	16,223,206
Issuance of common stock, Amount	2,270	1,011,957		1,014,227
Issuance of common stock, Shares	2,270,000
Issuance of common stock in exchange for consulting services, Amount	253	128,522		128,775
Issuance of common stock in exchange for consulting services, Shares	252,500
Stock based compensation		480,108		480,108
Net loss			(1,484,115)	(1,484,115)
Ending Balance, Amount at Dec. 31, 2012	$ 18,746	$ 3,375,116	$ (2,697,399)	$ 696,463
Ending Balance, Shares at Dec. 31, 2012	18,745,706